INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	$ 131,704
Carrying value, ending balance	129,322	$ 131,704
Other Unconsolidated affiliates
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	131,704	124,234
Share of income after investee tax	16,187	14,721
Investment and in And Advance to Affiliates, Subsidiaries, Associates and Joint Ventures, Impairment	7,158
Additions	1,769	532
Equity method investment becoming subsidiary	(925)	84
Disposals	(985)	(1,046)
Dividends received from investments	(7,049)	(9,388)
Foreign exchange impact and other	(4,221)	(2,735)
Carrying value, ending balance	$ 129,322	$ 131,704